Accounts receivable net	6 Months Ended
Mar. 31, 2026
Accounts receivable net
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accounts receivable	$52,783,450	$47,284,561
Less: allowance for credit losses	(32,547,011)	(34,189,394)
Accounts receivable, net	$20,236,439	$13,095,167

Allowance for credit losses of approximately $32.5 million and approximately $34.2 million was made for certain accounts receivable as of March 31, 2026 and September 30, 2025, respectively. The Company’s accounts receivable primarily include balances due from customers when the Company’s products are sold and delivered to customers.

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$34,189,394	$302,914
(Reversal of) allowance for credit losses	(2,775,018)	33,451,447
Translation adjustments	1,132,635	435,033
Balance as of end of period	$32,547,011	$34,189,394